Contingencies and Commitments - Summary of Ongoing Litigations Related With Contingent Liabilities And Contingent Assets (Details) ₩ in Millions	Dec. 31, 2022 KRW (₩)	Dec. 31, 2021 KRW (₩)
As the defendant
Litigation Case [Line Items]
Number of cases	653	683
Claim amount	₩ 981,878	₩ 689,415
As the plaintiff
Litigation Case [Line Items]
Number of cases	238	284
Claim amount	₩ 599,809	₩ 784,453